Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

September 30, 2011

Dates Covered
Collections Period	09/01/11 - 09/30/11
Interest Accrual Period	09/15/11 - 10/16/11
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/11	665,618,086.07	41,572
Yield Supplement Overcollateralization Amount at 08/31/11	29,214,588.32	0

Receivables Balance at 08/31/11	694,832,674.39	41,572
Principal Payments	22,398,256.70	1,111
Defaulted Receivables	1,185,802.34	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/11	27,853,968.38	0

Pool Balance at 09/30/11	643,394,646.97	40,398

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	6,682,458.67	565
Past Due 61-90 days	1,011,501.92	87
Past Due 91 + days	367,164.15	22

Total	8,061,124.74	674

Total 31+ Delinquent as % Ending Pool Balance	1.25%

Recoveries	698,965.51

Aggregate Net Losses - September 2011	486,836.83

Overcollateralization Target Amount	38,603,678.82
Actual Overcollateralization	38,603,678.82

Weighted Average APR	3.95%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	51.42

Flow of Funds	$ Amount

Collections	25,366,746.04
Advances	(12,635.72)
Investment Earnings on Cash Accounts	2,598.65
Servicing Fee	(579,027.23)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,777,681.74

Distributions of Available Funds
(1) Class A Interest	518,999.20
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	20,890,032.76
(9) Distribution to Certificateholders	3,270,980.66
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	24,777,681.74

Servicing Fee	579,027.23
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 09/15/11	625,681,000.91
Principal Paid	20,890,032.76
Note Balance @ 10/17/11	604,790,968.15

Class A-1
Note Balance @ 09/15/11	27,953,000.91
Principal Paid	20,890,032.76
Note Balance @ 10/17/11	7,062,968.15
Note Factor @ 10/17/11	3.5139145%

Class A-2
Note Balance @ 09/15/11	208,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	208,000,000.00
Note Factor @ 10/17/11	100.0000000%

Class A-3
Note Balance @ 09/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	213,000,000.00
Note Factor @ 10/17/11	100.0000000%

Class A-4
Note Balance @ 09/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	127,995,000.00
Note Factor @ 10/17/11	100.0000000%

Class B
Note Balance @ 09/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	24,366,000.00
Note Factor @ 10/17/11	100.0000000%

Class C
Note Balance @ 09/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 10/17/11	24,367,000.00
Note Factor @ 10/17/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	616,668.32
Total Principal Paid	20,890,032.76

Total Paid	21,506,701.08

Class A-1
Coupon	0.29442%
Interest Paid	7,315.49
Principal Paid	20,890,032.76

Total Paid to A-1 Holders	20,897,348.25

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	0.00

Total Paid to A-2 Holders	110,933.33

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7720630
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1541260

Total Distribution Amount	26.9261890

A-1 Interest Distribution Amount	0.0363955
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	103.9305112

Total A-1 Distribution Amount	103.9669067

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5333333

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/11	91,723.68
Balance as of 09/30/11	79,087.96
Change	(12,635.72)

Reserve Account
Balance as of 09/15/11	2,064,965.17
Investment Earnings	213.45
Investment Earnings Paid	(213.45)
Deposit/(Withdrawal)	—
Balance as of 10/17/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17